Investments in associates and joint ventures (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	$ 1,798
Investments in associates and joint ventures, ending balance	1,872
Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	1,296
Equity results in income statement	101
Dividends received	(143)
Translation adjustment	94
Other	1
Investments in associates and joint ventures, ending balance	1,349
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Transfer to assets held for sale	(13)
Other	13
All other segments [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	502
Additions and capitalizations	1
Equity results in income statement	43
Dividends received	(60)
Translation adjustment	41
Other	(4)
Investments in associates and joint ventures, ending balance	$ 523
Baovale Mineracao S A [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.00%
Investments in associates and joint ventures, beginning balance	$ 24
Additions and capitalizations
Equity results in income statement	3
Dividends received	(2)
Translation adjustment	2
Transfer to assets held for sale
Other	1
Investments in associates and joint ventures, ending balance	$ 28
Companhia Coreano Brasileira De Pelotizacao [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.00%
Investments in associates and joint ventures, beginning balance	$ 80
Equity results in income statement	17
Dividends received	(30)
Translation adjustment	6
Investments in associates and joint ventures, ending balance	$ 73
Companhia Hispano Brasileira De Pelotizacao [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.89%
Investments in associates and joint ventures, beginning balance	$ 48
Equity results in income statement	16
Dividends received	(18)
Translation adjustment	3
Investments in associates and joint ventures, ending balance	$ 49
Companhia Italo Brasileira De Pelotizacao [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.90%
Investments in associates and joint ventures, beginning balance	$ 62
Equity results in income statement	16
Dividends received	(20)
Translation adjustment	5
Investments in associates and joint ventures, ending balance	$ 63
Companhia Nipo Brasileira De Pelotizacao [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	51.00%
Investments in associates and joint ventures, beginning balance	$ 145
Equity results in income statement	39
Dividends received	(45)
Translation adjustment	11
Investments in associates and joint ventures, ending balance	$ 150
M R S Logisticaa S A [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	48.45%
Investments in associates and joint ventures, beginning balance	$ 509
Equity results in income statement	118
Dividends received	(28)
Translation adjustment	42
Other	(1)
Investments in associates and joint ventures, ending balance	$ 640
V L I S A [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	29.60%
Investments in associates and joint ventures, beginning balance	$ 428
Equity results in income statement	(108)
Translation adjustment	25
Other	1
Investments in associates and joint ventures, ending balance	$ 346
Samarco Mineracao S A [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.00%
P T Kolaka Nickel Indonesia [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	18.30%
Transfer to assets held for sale	$ (13)
Other	$ 13
Alianca Geracao De Energia S A [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	55.00%
Investments in associates and joint ventures, beginning balance	$ 340
Equity results in income statement	48
Dividends received	(60)
Translation adjustment	28
Investments in associates and joint ventures, ending balance	$ 356
Alianca Norte Energia Participacoes S A [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	51.00%
Investments in associates and joint ventures, beginning balance	$ 106
Equity results in income statement	(8)
Translation adjustment	8
Investments in associates and joint ventures, ending balance	106
Other [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	56
Additions and capitalizations	1
Equity results in income statement	3
Translation adjustment	5
Other	(4)
Investments in associates and joint ventures, ending balance	61
Equity Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	1,798
Additions and capitalizations	1
Equity results in income statement	144
Dividends received	(203)
Translation adjustment	135
Transfer to assets held for sale	(13)
Other	10
Investments in associates and joint ventures, ending balance	1,872
Other Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement	(1,252)
Equity Results And Other Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	1,798
Additions and capitalizations	1
Equity results in income statement	(1,108)
Dividends received	(203)
Translation adjustment	135
Transfer to assets held for sale	(13)
Other	10
Investments in associates and joint ventures, ending balance	$ 1,872